Net Loss Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2018 shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Numerator:
Net loss		$ (82,179)	¥ (565,021)	¥ (183,750)	¥ (911,496)
Accretion to Pre-IPO Preferred Shares redemption value		(9,396)	(64,605)	(258,554)	(161,933)
Deemed dividend in connection with repurchase of Pre-IPO Preferred Shares | ¥				(129,244)	(113,151)
Net loss attributable to noncontrolling interests		1,935	13,301		1,430
Net loss attributable to the Bilibili Inc.'s shareholders		$ (89,640)	¥ (616,325)	¥ (571,548)	¥ (1,185,150)
Denominator:
Weighted average number of ordinary shares outstanding, basic		233,047,703	233,047,703	69,938,570	58,038,570
Weighted average number of ordinary shares outstanding, diluted		233,047,703	233,047,703	69,938,570	58,038,570
Net loss per share, basic | (per share)		$ (0.38)	¥ (2.64)	¥ (8.17)	¥ (20.42)
Net loss per share, diluted | (per share)		$ (0.38)	¥ (2.64)	¥ (8.17)	¥ (20.42)
Class Y Ordinary Shares
Net Loss Per Share
Conversion of shares upon completion of IPO	25,336,888
Class Z Ordinary Shares
Net Loss Per Share
Conversion of shares upon completion of IPO	141,808,970
Share options
Net Loss Per Share
Anti-dilutive securities excluded from the calculation of diluted net loss per share		15,594,490	15,594,490	20,419,209	12,572,109
Pre-IPO Preferred Shares
Net Loss Per Share
Anti-dilutive securities excluded from the calculation of diluted net loss per share				142,913,505	127,353,941
Other permanent equities
Net Loss Per Share
Anti-dilutive securities excluded from the calculation of diluted net loss per share				24,232,353	24,232,353